A Reconciliation of Liabilities Arising from Financing Activities - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
At beginning of financial year	$ 1,372,886	$ 4,127,818	$ 5,851,871
Cash flows	(1,685,377)	(3,011,277)	(1,919,831)
Interest recharge to	(370,705)	(165,368)	(13,883)
Interest expense	595,421	421,713	209,661
At end of financial year	(87,775)	1,372,886	4,127,818
Lease liabilities
At beginning of financial year	243,264	312,253	375,955
Cash flows	(91,477)	(91,476)	(91,476)
Interest recharge to
Interest expense	16,761	22,487	27,774
At end of financial year	168,548	243,264	312,253
Borrowings
At beginning of financial year	7,184,114	810,983	3,986,097
Cash flows	(2,674,174)	5,973,905	(3,357,001)
Interest recharge to
Interest expense	578,660	399,226	181,887
At end of financial year	5,088,600	7,184,114	810,983
Loans to related parties
At beginning of financial year	(4,001,174)	(52,345)
Cash flows	80,664	(3,783,461)	(38,462)
Interest recharge to	(370,705)	(165,368)	(13,883)
Interest expense
At end of financial year	(4,291,215)	(4,001,174)	(52,345)
Amount due to related parties
At beginning of financial year	(2,053,318)	3,056,927	1,489,819
Cash flows	999,610	(5,110,245)	1,567,108
Interest recharge to
Interest expense
At end of financial year	$ (1,053,708)	$ (2,053,318)	$ 3,056,927